September 20, 2022

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:    Sprott Funds Trust, File Nos. 333-227545 and 811-23382

Dear Sir/Madam:

On behalf of Sprott Funds Trust, a registered investment company (the “Trust”), we hereby submit, via electronic filing, Post-Effective Amendment No. 16 to the Trust’s Registration Statement under the Securities Act of 1933 (the “Securities Act”). The Amendment is filed pursuant to Rule 485(a) promulgated under the Securities Act. The main purpose of this filing is to register shares of Sprott Energy Transition Materials ETF, Sprott Junior Copper Miners ETF, Sprott Junior Uranium Miners ETF, Sprott Lithium Miners ETF, and Sprott Nickel Miners ETF, each a proposed new series of the Trust.

If you have any questions concerning this filing, please contact Bibb L. Strench at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Strench
Bibb L. Strench

cc:	John Ciampaglia Sprott Funds Trust